Income taxes - Noncapital Losses (Details) $ in Millions	Dec. 31, 2021 USD ($)
Non-capital loss
Amount	$ 36.3
Canada
Non-capital loss
Amount	32.9
Chile
Non-capital loss
Amount	$ 3.4